UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22741

Investment Company Act File Number

CMBS Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

CMBS Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 94.3%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$600	$597,232
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	250	283,352
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	50	50,682
BACM, Series 2004-4, Class A6, 4.877%, 7/10/42(2)	248	255,571
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(2)	1,000	1,113,740
BACM, Series 2006-6, Class A4, 5.356%, 10/10/45	1,000	1,093,847
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(2)	762	771,054
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,500	1,662,241
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,500	1,659,531
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(2)	782	786,556
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(2)	155	157,451
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38(2)	1,442	1,503,419
CSMC, Series 2006-C3, Class A3, 5.798%, 6/15/38(2)	997	1,098,580
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	946	1,003,309
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	1,000	1,039,221
ESA, Series 2013-ESH5, Class D5, 4.093%, 12/5/31(1)(2)	500	508,790
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(1)	1,000	1,034,109
GMACC, Series 2003-C2, Class B, 5.475%, 5/10/40(2)	800	799,704
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	1,000	1,017,684
GSMS, Series 2013-KYO, Class B, 1.645%, 11/8/29(1)(3)	500	494,935
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(2)	170	169,472
JPMCC, Series 2004-C1, Class A3, 4.719%, 1/15/38	904	912,263
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(2)	1,500	1,625,323
JPMCC, Series 2006-LDP7, Class A4, 5.863%, 4/15/45(2)	1,500	1,659,589
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(1)	1,000	1,060,676
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	1,000	1,081,444
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(2)	1,000	1,097,002
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(2)	665	665,665
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(2)	294	304,157
MLMT, Series 2005-LC1, Class A4, 5.291%, 1/12/44(2)	1,436	1,553,825
MOTEL, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	450	436,543
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(2)	474	486,254
MSC, Series 2005-IQ9, Class A5, 4.70%, 7/15/56	500	520,179
MSC, Series 2006-HQ8, Class A4, 5.416%, 3/12/44(2)	1,500	1,614,425
WBCMT, Series 2003-C7, Class A2, 5.077%, 10/15/35(1)(2)	454	455,145
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	402	406,746
WBCMT, Series 2004-C12, Class A4, 5.30%, 7/15/41(2)	170	173,864
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(2)	1,602	1,725,052
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(2)	1,482	1,599,392
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	95	105,596
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	250	276,183

Total Commercial Mortgage-Backed Securities (identified cost $35,317,050)		$34,859,803

Short-Term Investments — 5.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$2,007	$2,007,214

Total Short-Term Investments (identified cost $2,007,214)		$2,007,214

Total Investments — 99.8% (identified cost $37,324,264)		$36,867,017

Other Assets, Less Liabilities — 0.2%		$90,403

Net Assets — 100.0%		$36,957,420

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ACRE	-	Americold LLC Trust

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CDCMT	-	CD Commercial Mortgage Trust

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DDR	-	Developers Diversified Realty Corp.

ESA	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

GSMS	-	GS Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MOTEL	-	Motel 6 Trust

MSC	-	Morgan Stanley Capital I Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $6,913,312 or 18.7% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly.

(3)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $4,273.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,853,551

Gross unrealized appreciation	$2,387
Gross unrealized depreciation	(988,921)

Net unrealized depreciation	$(986,534)

The Portfolio did not have any open financial instruments at July 31, 2013.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$34,859,803	$—	$34,859,803
Short-Term Investments	—	2,007,214	—	2,007,214
Total Investments	$—	$36,867,017	$—	$36,867,017

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMBS Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013